FINANCIAL RISK MANAGEMENT - Schedule of Debt Securities Held at Amortised Cost (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Asset-backed securities:
Debt securities	£ 9,926	£ 6,835
Loans and receivables, category
Asset-backed securities:
Asset-backed securities	5,660	3,065
Corporate and other debt securities	4,007	3,571
Debt securities	9,926	6,835
Investment grade | Loans and receivables, category
Asset-backed securities:
Asset-backed securities	5,658	3,047
Corporate and other debt securities	3,993	3,558
Other | Sub-investment grade
Asset-backed securities:
Debt securities	0	18
Other | Not rated
Asset-backed securities:
Debt securities	16	13
Other | Loans and receivables, category
Asset-backed securities:
Asset-backed securities	2	18
Corporate and other debt securities	14	13
Mortgage-backed securities | Loans and receivables, category
Asset-backed securities:
Asset-backed securities	3,712	1,457
Government securities	268	202
Mortgage-backed securities | Investment grade | Loans and receivables, category
Asset-backed securities:
Asset-backed securities	3,712	1,457
Government securities	268	202
Mortgage-backed securities | Other | Loans and receivables, category
Asset-backed securities:
Asset-backed securities	0	0
Government securities	0	0
Other asset-backed securities | Loans and receivables, category
Asset-backed securities:
Asset-backed securities	1,948	1,608
Other asset-backed securities | Investment grade | Loans and receivables, category
Asset-backed securities:
Asset-backed securities	1,946	1,590
Other asset-backed securities | Other | Loans and receivables, category
Asset-backed securities:
Asset-backed securities	2	18
Corporate and other debt securities | Loans and receivables, category
Asset-backed securities:
Gross exposure	9,935	6,838
Allowance for impairment losses	(9)	(3)
Corporate and other debt securities | Investment grade | Loans and receivables, category
Asset-backed securities:
Gross exposure	9,919	6,807
Corporate and other debt securities | Other | Loans and receivables, category
Asset-backed securities:
Gross exposure	£ 16	£ 31